Accrued Liabillities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 16,047	$ 7,154
Accrued interest	6,869	8,253
Total	$ 22,916	$ 15,407